SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 2.58
Exercise price		$ 3.35
Expected stock price volatility		124.00%
Expected term (years)		5 years 9 months 18 days
Risk-free interest rate		0.27%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 0.43
Exercise price	$ 0.43
Expected stock price volatility	76.61%
Expected term (years)	5 years 2 months 8 days
Risk-free interest rate	1.52%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 1.70
Exercise price	$ 6.28
Expected stock price volatility	95.87%
Expected term (years)	10 years
Risk-free interest rate	3.14%